ORGANIZATION AND PRINCIPAL ACTIVITIES - Major subsidiaries and VIEs (Details)	Dec. 31, 2020
Subsidiaries | Ambow Education Management (Hong Kong) Ltd.
Percentage of ownership	100.00%
Subsidiaries | Ambow Chuangying
Percentage of ownership	100.00%
Subsidiaries | Ambow Shengying
Percentage of ownership	100.00%
Subsidiaries | Beijing BoheLe
Percentage of ownership	100.00%
Subsidiaries | Ambow Education Inc.
Percentage of ownership	100.00%
Subsidiaries | Ambow BSC Inc
Percentage of ownership	100.00%
Subsidiaries | Bay State College Inc
Percentage of ownership	100.00%
Subsidiaries | Ambow NSAD Inc
Percentage of ownership	100.00%
Subsidiaries | NewSchool
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Ambow Shida
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Shanghai Ambow
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Ambow Sihua
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Ambow Rongye Education and Technology Co., Ltd. ("Ambow Rongye")
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Ambow Zhixin Education and Technology Co., Ltd. ("Ambow Zhixin")
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | IValley
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Beijing Le'An
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Jinan Wangrong Investment Consulting Co., Ltd.
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Chongqing XiaTe Technology Development Co., Ltd. ("Chongqing XT Career Enhancement")
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Beijing Genesis Education Group ("Genesis Career Enhancement")
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Beijing Ambow Dacheng Education and Technology Co., Ltd.
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | GTE (Shanghai) Education Training Co., Ltd. ("GTE Shanghai")
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | GTE (Beijing) Education Training School Co., Ltd. ("GTE Beijing")
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | IValley Beijing
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Beijing Century Zhisheng Education Technology Co., Ltd
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Changsha Jingcai Education Technology Co., Ltd.
Percentage of ownership	100.00%
Variable interest entities and subsidiaries of VIEs | Beijing Zhong'an Ambow Culture Technology Co., Ltd. ("ZhongAn Ambow")
Percentage of ownership	51.00%
Schools of VIEs | Hunan Changsha Tongsheng Lake Experimental School ("Changsha K-12")
Percentage of ownership	100.00%
Schools of VIEs | Shenyang Universe High School ("Shenyang K-12")
Percentage of ownership	100.00%
Schools of VIEs | Shuyang Galaxy School ("Shuyang K-12")
Percentage of ownership	100.00%
Schools of VIEs | Zhenjiang Ambow Education Training Center
Percentage of ownership	100.00%
Schools of VIEs | Changsha FR Jingcai Xiuye Tutoring School Co., Ltd.
Percentage of ownership	100.00%
Schools of VIEs | Changsha YL Jingcai Xiuye Tutoring School Co., Ltd.
Percentage of ownership	100.00%
Schools of VIEs | Changsha YH Jingcai Xiuye Tutoring School Co., Ltd.
Percentage of ownership	100.00%
Schools of VIEs | Changsha KF Jingcai Xiuye Tutoring School Co., Ltd.
Percentage of ownership	100.00%
Schools of VIEs | Changsha WC Xiuye Tutoring School Co., Ltd.
Percentage of ownership	100.00%
Schools of VIEs | Changsha FR Xiuye Tutoring School Co., Ltd.
Percentage of ownership	100.00%
Schools of VIEs | Changsha TX Xiuye Tutoring School Co., Ltd.
Percentage of ownership	100.00%
Schools of VIEs | Lanzhou Anning Ambow English Training School
Percentage of ownership	100.00%
Schools of VIEs | Lanzhou Chengguan Ambow English Training School
Percentage of ownership	100.00%
Schools of VIEs | Lanzhou Ambow Extracurricular Training School Co., Ltd.
Percentage of ownership	100.00%
Schools of VIEs | Beijing Haidian Ambow Xinganxian Training School ("Beijing Xinganxian")
Percentage of ownership	100.00%
Schools of VIEs | Beijing Huairou Xinganxian Training School
Percentage of ownership	100.00%
Schools of VIEs | Shandong Shichuang Software Training School
Percentage of ownership	100.00%